COMMON STOCK AND COMMON STOCK WARRANTS (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Jun. 12, 2020	Feb. 12, 2020	Dec. 04, 2019	Dec. 12, 2018	Feb. 02, 2018	Feb. 19, 2020	Jan. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Jan. 17, 2020	Jul. 03, 2019	Jun. 26, 2019	Oct. 22, 2018
Description of Shares registered in the s-1 registration statement								the company has raised $1,050,222 (21,004,440 shares issued and 0 of shares to be issued) through a registered offering for $1,250,000 which was registered with the SEC through an S1 registration statement which went effective on April 23, 2019.
Impair license fee								$ 10,000
Common Stock, Shares Authorized								465,000,000	465,000,000
Common Stock, Par Value Per Share								$ 0.0001	$ 0.0001
Shares issued to management, amount								$ 8,000	$ 186,023
Common stock shares issued								84,738,300	64,924,300
Common subscription shares issued to accredited investors, shares								9,980,000
Common shares for financing and commitment fees, shares								276,000
Common shares for financing and commitment fees, amount								$ 30,781	$ 124,715
Convertible note payable								$ 497,951	$ 309,030
Convertible note payable, original discount fee				$ 45,500
Common shares issued for commitment fee, shares				400,000
Accredited Investors [Member]
Common subscription shares issued to accredited investors, shares								19,254,000
Common subscription shares issued to accredited investors, amount								$ 962,700
Consulting Agreements [Member]
Common stock shares issued								276,060
Vesting expenses								$ 13,803
David Stoccardo [Member]
Offering value of shares			$ 25,000
Common shares issued for commitment fee, shares				400,000			400,000
Restricted Stock [Member]
Shares issued to management, shares	50,000					100,000		10,000
Shares issued to management, amount	$ 2,500					$ 5,000		$ 500
Common stock shares issued												2,494,300
Offering value of shares		$ 20,000	25,000
Common stock, shares, issued														40,000
Common stock, subscriptions, value														$ 2,000
Common subscription shares issued to accredited investors, shares								276,060
Common subscription shares issued to accredited investors, amount								$ 13,803
Common shares for financing and commitment fees, shares								400,000
Common shares for financing and commitment fees, amount								$ 20,000
Convertible promissory note, remaining balance													$ 124,715
Convertible note payable											$ 157,000
Convertible note payable, original discount fee			$ 9,000								$ 7,500
Common shares issued for commitment fee, shares		400,000	500,000
Elite Beverage International [Member]
Common Stock, Shares Authorized										400,000,000
Common Stock, Par Value Per Share										$ 0.0001
Shares issued to management, shares										100,000,000
Shares issued to management, amount										$ 19,000
Purchase the technology upon issuance of shares								200,000
Purchase the technology upon issuance of amount								$ 10,000
Business acquisition transaction description					50,000,000 common shares of Elite Performance Holding Corp. in exchange for 100,000,000 common shares of Elite Beverage International Inc.